Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

10. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31, 2020	December 31, 2021
Product warranty	$4,296	$20,922
Payables for purchase of property, plant and equipment	15,122	18,500
Other current liabilities	3,959	10,636
Accrued payroll and welfare	2,704	3,476
Accrued expenses	1,696	2,444
Interest payable	1,379	1,836
Other tax payable	1,472	926
Payables to exiting investors(a)	30,000	—
Total	$60,628	$58,740

(a)      The payables to exiting investors represents the amount for the redemption of the shares owned by certain noncontrolling shareholders of a subsidiary, which was paid out as of December 31, 2021. See Note 18.